Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Computer equipment
Property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	P3Y
Equipment [Member]
Property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	P5Y
Furniture and fixtures
Property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	P7Y